Income taxes, Net Deferred Tax Liability (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income taxes [Abstract]
Balance, beginning	$ 0	$ 0
Deferred tax recovery (expense) recorded in profit	(5,620,296)	15,048,707
Movement recognized in other comprehensive income	164,182	(15,048,707)
Net deferred tax liability	$ (5,456,114)	$ 0